Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19,760,234	$ 19,516,260
Less: accumulated depreciation	(14,065,061)	(13,882,199)
impairment	(5,649,382)	(5,579,631)
Property and equipment, net	45,791	54,430
Server Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,662,133	19,419,370
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 98,101	$ 96,890